Overlay Shares Large Cap Equity ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
Vanguard S&P 500 ETF(a)(b)		313,994	$131,689,083
TOTAL EXCHANGE TRADED FUNDS (Cost $124,837,857)			131,689,083

OPTIONS PURCHASED - 0.0%	Notional	Contracts(f)	Value
Put Options - 0.0%(c)(d)(e)			$–
S&P 500 Index		–	$–
Expires December 4, 2023 at $4,400.00	25,579,680	56	980
Expires December 6, 2023 at $4,375.00	25,579,680	56	2,520
Expires December 8, 2023 at $4,375.00	25,579,680	56	7,280
Expires December 11, 2023 at $4,400.00	26,036,460	57	13,538
Expires December 13, 2023 at $4,390.00	26,493,240	58	26,390
Total Put Options			50,708
TOTAL OPTIONS (Cost $122,821)			50,708

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares
First American Government Obligations Fund - Class X, 5.29%(g)		1,453,474	1,453,474
TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,474)			1,453,474

TOTAL INVESTMENTS - 100.9% (Cost $126,414,152)			$133,193,265
Liabilities in Excess of Other Assets - (0.9)%			(1,198,208)
TOTAL NET ASSETS - 100.0%			$131,995,057

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $123,054,057.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
(f)	Each contract has a multiplier of 100.
(g)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
as of November 30, 2023 (Unaudited)

Options Written - (0.2)% (a)	Notional	Contracts(b)	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expires December 4, 2023 at $4,535.00	$25,579,680	56	$34,720
Expires December 6, 2023 at $4,500.00	25,579,680	56	25,760
Expires December 8, 2023 at $4,510.00	25,579,680	56	55,720
Expires December 11, 2023 at $4,530.00	26,036,460	57	93,195
Expires December 13, 2023 at $4,520.00	26,493,240	58	118,610
Total Put Options			328,005
Total Options Written (Premiums received $633,988)			328,005

(a)	Exchange-traded.
(b)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Large Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$131,689,084	$–	$–	$131,689,084
Options	–	50,708	–	50,708
Money Market Funds	1,453,474	–	–	1,453,474
Total Investments	$133,142,557	$50,708	$–	$133,193,265

Investments Sold Short:
Options	$–	$328,005	$–	$328,005
Total Investments Sold Short	$–	$328,005	$–	$328,005